Share capital	18 Months Ended
Oct. 31, 2018
Share capital [Abstract]
Share capital
31 Share capital

Ordinary shares at 10 pence each as at October 31, 2018 (April 30, 2017: 10 pence each; April 30, 2016: 10 pence each)

	October 31, 2018			April 30, 2017			April 30, 2016
	Shares	$	’000	Shares	$	’000	Shares	$	’000
Issued and fully paid
At May 1	229,674,479		39,700	228,706,210		39,573	228,587,397		39,555
Shares issued to satisfy option awards	1,894,673		251	968,269		127	118,313		18
Share reorganization	(16,935,536)		(2,926)	-		-	500		-
Shares issued relating to acquisition of HPE Software business (note 39)	222,166,897		28,773	-		-	-		-
At October 31 / April 30	436,800,513		65,798	229,674,479		39,700	228,706,210		39,573

“B” shares at 168 pence each
	October 31, 2018			April 30, 2017			April 30, 2016
	Shares	$	’000	Shares	$	’000	Shares	$	’000
Issued and fully paid
At May 1	-		-	-		-	-		-
Issue of B shares	229,799,802		500,000	-		-	-		-
Redemption of B shares	(229,799,802)		(500,000)	-		-	-		-
At October 31 / April 30	-		-	-		-	-		-

Share issuances during the 18 months to October 31, 2018
In the 18 months to October 31, 2018, 1,894,673 ordinary shares of 10 pence each (12 months to April 30, 2017: 968,269; 12 months to April 30, 2016: 118,313) were issued by the Company to settle exercised share options. The gross consideration received in the 18 months to October 31, 2018 was $5.8m (12 months to April 30, 2017: $2.0m; 12 months to April 30, 2016: $1.0m). 222,166,897 ordinary shares of 10 pence each were issued by the Company as consideration for the acquisition of the HPE Software business (note 39).

In relation to the return of value to shareholders (note 33), on August 31, 2017 229,799,802 “B” shares were issued at 168 pence each, resulting in a total $500.0m being credited to the “B” share liability account. Subsequently and on the same date, 229,799,802 “B” shares were redeemed at 168 pence each and an amount of $500.0m was debited from the “B share liability account.

At October 31, 2018 9,858,205 treasury shares were held (April 30, 2017: nil; 2016: 29,924) such that the number of ordinary shares with voting rights was 426,942,308 (April 30, 2017: 229,674,479; April 30, 2016: 228,676,286) and the number of listed shares at October 31, 2018 was 436,800,513 (April 30, 2017: 229,674,479; April 30, 2016: 228,676,286).

Potential issues of shares
Certain employees hold options to subscribe for shares in the Company at prices ranging from nil pence to 1,875.58 pence under the following share option schemes approved by shareholders in 2005 and 2006: The Long-Term Incentive Plan 2005, the Additional Share Grants, the Sharesave Plan 2006 and the Employee Stock Purchase Plan 2006.

The number of shares subject to options at October 31, 2018 was 18,156,060 (April 30, 2017: 8,607,889; April 30, 2016: 9,264,743).

Share buy-back
On August 29, 2018, the company announced the start of a share buy-back program for an initial tranche of up to $200m which was extended on November 5, 2018 to the total value of $400m (including the initial tranche). Up to and including February 13, 2019 the company had spent $400m and purchased 22,455,121 shares at an average price of £13.82 per share. The buy-back program has been extended into a third tranche of up to $110m to be executed in the period from the February 14, 2019, up until the day before the AGM, which takes place on March 29, 2019 when the current buy-back authority approved by shareholders at the 2017 AGM to make market purchases of up to 65,211,171 ordinary shares will expire.

In addition to purchasing ordinary shares on the London Stock Exchange Citi acquired American Depository Receipts representing ordinary shares ("ADRs") listed on the New York Stock Exchange which it cancelled for the underlying shares and then sold such shares to the Company.

As at October 31, 2018, 9,858,205 ordinary shares have been bought back at a total cost of $171.2m, including expenses of $0.5m. 8,567,659 ordinary shares were bought on the London Stock Exchange and 1,290,546 ADRs were purchased on the New York Stock Exchange.